Share-based compensation - Stock option activity (Details)								12 Months Ended
	Oct. 31, 2018 ¥ / shares shares	May 09, 2018 ¥ / shares shares	Apr. 30, 2018 ¥ / shares shares	Oct. 11, 2017 ¥ / shares shares	May 03, 2016 ¥ / shares shares	Jun. 29, 2015 ¥ / shares shares	Jan. 25, 2015 ¥ / shares shares	Dec. 31, 2018 ¥ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 USD ($) shares
Number of Options
Outstanding at beginning of the year (in shares) | shares									38,259,645
Granted (in shares) | shares	475,000	40,000,000	841,054	16,616,000	7,425,000	630,000	13,843,645		41,316,054
Forfeited (in shares) | shares									2,109,000
Outstanding at end of the year (in shares) | shares									77,466,699	38,259,645
Vested and expected to vest, Number of Options (in shares) | shares											77,466,699
Exercisable, Number of Options (in shares) | shares											20,053,395
Exercise Price
Granted (in dollars per share)		¥ 4.75
Outstanding at end of the year (in dollars per share)	¥ 27.93	¥ 30.27	¥ 25.42			¥ 0.27	¥ 0.27
Intrinsic value of options
Outstanding at beginning of the year | $									$ 1,156,955,666
Granted | $									1,781,629
Forfeited | $									162,452
Outstanding at end of the year | $									$ 1,005,012,166	$ 1,156,955,666
Vested and expected to vest, Intrinsic value of options | $											$ 1,005,012,166
Exercisable, Intrinsic value of options | $											$ 586,560,814
Minimum
Exercise Price
Outstanding at beginning of the year (in dollars per share)								¥ 0.27
Granted (in dollars per share)								25.42
Forfeited (in dollars per share)								0.27
Outstanding at end of the year (in dollars per share)				¥ 0.27	¥ 0.27			0.27
Vested and expected to vest, Exercise Price (in dollars per share)								0.27
Exercisable, Exercise Price (in dollars per share)								0.27
Remaining Contractual
Outstanding remaining contractual term(in years)									6 years 26 days	7 years 26 days
Forfeited (in years)									7 years 4 months 2 days
Vested and expected to vest, Remaining Contractual (in years)									6 years 26 days
Exercisable, Remaining Contractual (in years)									6 years 26 days
Maximum
Exercise Price
Outstanding at beginning of the year (in dollars per share)								27.02
Granted (in dollars per share)								30.27
Forfeited (in dollars per share)								30.27
Outstanding at end of the year (in dollars per share)				¥ 27.02	¥ 10.71			30.27
Vested and expected to vest, Exercise Price (in dollars per share)								30.27
Exercisable, Exercise Price (in dollars per share)								¥ 25.42
Remaining Contractual
Outstanding remaining contractual term(in years)									9 years 9 months 29 days	9 years 9 months 11 days
Granted (in years)									10 years
Forfeited (in years)									9 years 9 months 29 days
Vested and expected to vest, Remaining Contractual (in years)									9 years 9 months 29 days
Exercisable, Remaining Contractual (in years)									9 years 3 months 29 days